SUPPLEMENT TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

                         CREDIT SUISSE FIXED INCOME FUND
   CREDIT SUISSE INSTITUTIONAL FUND - INVESTMENT GRADE FIXED INCOME PORTFOLIO
                  CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND


The following information supersedes certain information in the funds' Prospectuses and Statements of Additional Information.

The Credit Suisse Fixed Income Management Team is responsible for the day-to-day management of the funds. The team currently consists of Kevin D. Barry, Sheila Huang, Richard Avidon and Philip Wubbena. Michael E. Gray is no longer a member of the team.


Dated:  June 16, 2006                                          16-0606
                                                               for
                                                               BONDFUNDS-PRO-CMN
                                                               FI-PRO-ADV
                                                               FI-PRO-LOAD
                                                               INST-IMG-PRO
                                                               INSTFIX-PRO
                                                               2006-013